Finance Income and Finance Costs - Finance Income and Costs Recognized in Other Comprehensive Income or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Foreign currency translation differences for foreign operations	₩ 48,181	₩ 106,690	₩ (19,987)
Finance income (costs) recognized in other comprehensive income (loss) after tax	₩ 48,181	₩ 106,690	₩ (19,987)